SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 33.24%
Australia — 2.77%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$765,110

Canada — 3.71%
600,000(a)	Canadian Government Bond, 5.00%, 6/1/37	684,403
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	341,056

		1,025,459

Greece — 3.17%
590,000(b)	Hellenic Republic Government Bond, 4.20%, 1/30/42	875,913

Italy — 4.62%
764,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	987,030
201,000(b)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49(c)	292,493

		1,279,523

Japan — 12.37%
64,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	599,226
52,650,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	497,806
90,400,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	854,825
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	534,140
44,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	420,925
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	517,506

		3,424,428

Mexico — 0.72%
159,000(b)	Mexico Government International Bond, 4.00%, 3/15/15	199,723

New Zealand — 0.52%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	144,127

Romania — 1.19%
238,000(b)	Romanian Government International Bond, 4.63%, 4/3/49	329,850

Tunisia — 4.12%
$400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	373,411
690,000(b)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	767,841

		1,141,252

Venezuela — 0.05%
121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	14,218

Total Foreign Government Bonds		9,199,603

(Cost $9,170,039)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 32.93%
Canada — 1.17%
$ 300,000	Husky Energy, Inc., 4.40%, 4/15/29	$322,957

France — 2.78%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	769,493

Italy — 2.84%
600,000(b)	UniCredit SpA, (5 Year EUR ICE Swap + 7.334%), 7.50%, (e),(f),(g)	786,176

Spain — 6.61%
700,000(b)	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	868,499
600,000(b)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, (e),(f),(g)	710,098
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	251,762

		1,830,359

United States — 19.43%
400,000	Broadcom, Inc., 4.25%, 4/15/26(c)	425,827
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,124,189
400,000	Enable Midstream Partners LP, 4.40%, 3/15/27	398,512
1,100,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,103,356
500,000(b)	Fidelity National Information Services, Inc., 2.95%, 5/21/39	650,688
700,000	Kraft Heinz Foods Co., 4.88%, 10/1/49(c)	737,229
500,000(b)	Thermo Fisher Scientific, Inc., EMTN, 1.50%, 10/1/39	529,945
400,000	Vistra Operations Co. LLC, 4.30%, 7/15/29(c)	406,704

		5,376,450

Venezuela — 0.10%
172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20	27,600

Total Corporate Bonds		9,113,035

(Cost $9,103,238)
U.S. Treasury Obligations — 14.87%
United States — 14.87%
317,600	U.S. Treasury Bonds, 3.50%, 2/15/39	381,219
600,000	U.S. Treasury Bonds, 3.63%, 8/15/43	737,344
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	1,996,953
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	997,812

		4,113,328

Total U.S. Treasury Obligations		4,113,328

(Cost $4,164,148)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
U.S. Government Agency Backed Mortgages — 9.14%
United States — 9.14%
$1,185,588	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	$1,203,509
1,290,133	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	1,325,894

		2,529,403

Total U.S. Government Agency Backed Mortgages		2,529,403

(Cost $2,523,992)
Investment Company — 6.12%
1,694,324	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	1,694,324

Total Investment Company		1,694,324

(Cost $1,694,324)

Total Investments		$26,649,693
(Cost $26,655,741) — 96.30%
Other assets in excess of liabilities — 3.70%		1,023,670

NET ASSETS — 100.00%		$27,673,363

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2019.
(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2019 (Unaudited)

Foreign currency exchange contracts as of December 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,508,530	JPY	378,544,000	Citibank N.A.	2/20/20	$14,610

USD	771,741	AUD	1,130,000	Citibank N.A.	2/20/20	(22,240)
USD	1,054,295	CAD	1,400,000	Citibank N.A.	2/20/20	(24,050)
USD	68,093	EUR	60,900	Citibank N.A.	2/20/20	(436)
USD	8,312,370	EUR	7,462,000	Citibank N.A.	2/20/20	(84,357)
USD	25,834	GBP	20,000	Citibank N.A.	2/20/20	(696)
USD	140,933	NZD	219,000	Citibank N.A.	2/20/20	(6,608)

						$(138,387)

Total						$(123,777)

Financial futures contracts as of December 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
10 Year U.K. Gilt	4	March 2020	$6,208	GBP $696,108	Credit Suisse Securities (USA) LLC
30 Year Euro-Buxl	1	March 2020	5,507	EUR 222,524	Credit Suisse Securities (USA) LLC

Total			$11,715

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	33.24%
Financial	15.45%
Government	14.87%
Consumer, Non-cyclical	7.72%
Energy	6.70%
Utilities	4.25%
Communications	4.06%
Technology	3.89%
Other*	9.82%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.